Document And Entity Information	Mar. 31, 2020
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	Fox Corp
Entity Central Index Key	0001754301
Entity Emerging Growth Company	false
Entity File Number	001-38776
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	83-1825597
Entity Address Address Line1	1211 Avenue of the Americas
Entity Address City Or Town	New York
Entity Address, Country	NY
Entity Address Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	852-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	FOXA
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock, par value $0.01 per share
Trading Symbol	FOX
Security Exchange Name	NASDAQ